Key management personnel disclosures	12 Months Ended
Jun. 30, 2025
Disclosure [Abstract]
Key management personnel disclosures
Note 24. Key
management
personnel disclosures
Compensation
The aggregate compensation made to directors and other members of key management personnel (‘KMP’) of the Consolidated Entity is set out below:

	2025 A$	2024 A$	2023 A$

Short-term employee benefits	1,688,612	1,962,563	3,148,514
Post-employment benefits	51,122	72,784	149,626
Share-based payments	405,213	353,437	1,045,860

	2,144,947	2,388,784	4,344,000

Please refer to Note 25 for other transactions with key management personnel and their related parties.